Equipment, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Equipment, Net [Abstract]
Equipment, Net

4.  Equipment, Net

	June 30,	December 31,
	2020	2019

Furniture and fixtures	$67,650	$67,650
Office and computer equipment	163,440	163,440
Leasehold improvements	116,403	116,403

Total equipment	347,493	347,493
Less: Accumulated depreciation and amortization	(290,181)	(271,723)

Net carrying amount	$57,312	$75,770

5.  Equipment, Net

	December 31,	December 31,
	2019	2018

Furniture and fixtures	$67,650	$82,686
Office and computer equipment	163,440	159,489
Laboratory equipment	-	447,653
Leasehold improvements	116,403	131,762

Total equipment	347,493	821,590
Less: Accumulated depreciation and amortization	(271,723)	(709,117)

Net carrying amount	$75,770	$112,473

During the year ended December 31, 2019, the Company sold its laboratory equipment prior to terminating its laboratory lease. The Company recorded a loss of $9,594 on the sale, which is included in general and administrative expense in the Company’s statement of operations.